Note 20 - Stock-based Compensation - Fair Value of Each Option Grant Assumptions Used (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Risk free rate	0.80%	0.20%
Expected life in years (Year)	4 years 9 months	4 years 4 months 28 days
Expected volatility	39.40%	36.50%
Dividend yield	0.20%	0.10%
Weighted average fair value per option granted (in dollars per share)	$ 46.12	$ 28.33